Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Assets [Abstract]
Corporate/bank owned life insurance	$ 4,482		$ 4,360
Accounts receivable	3,616		4,255
Equity in joint ventures and other investments	2,996	[1]	2,664	[1]
Income taxes receivable	2,517		3,099
Fair value of hedging derivatives	1,282		989
Software	1,251		1,117
Prepaid pension assets	1,209		419
Fails to deliver	864		1,148
Prepaid expenses	451		508
Due from customers on acceptances	379		376
Other	1,313		1,533
Total other assets	$ 20,360		$ 20,468

[1]	Includes Federal Reserve Bank stock of $441 million and $436 million, respectively, at cost.